Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between executive “compensation actually paid” (as computed in accordance with Item 402 of Regulation
S-K)
and certain financial performance of the Company. “Compensation actually paid” does not reflect the actual amount of compensation earned or paid to an executive officer, and may differ significantly because of the impact of equity awards. For further information concerning the Company’s variable pay-for-performance
philosophy and how the Company aligns executive compensation with the Company’s performance, refer to “Executive Compensation.”

FISCAL YEAR	SUMMARY COMPENSATION TABLE TOTAL FOR PEO(1)	COMPENSATION ACTUALLY PAID TO PEO(2)	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-PEO NEOs(3)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NEOs(4)	VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON TOTAL SHAREHOLDER RETURN(5)	NET INCOME (millions)(6)
(a)	(b)	(c)	(d)	(e)	(f)	(h)
2023	$2,873,977	$2,873,977	$2,079,534	$2,828,227	$92.58	$125
2022	$3,599,838	$(886,579)	$1,261,987	$263,241	$76.17	$137

(1)
The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Reed (our Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation—Summary Compensation Table.”

(2)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Reed, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Reed during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to Mr. Reed’s total compensation for each year to determine the compensation actually paid:

FISCAL YEAR	REPORTED SUMMARY COMPENSATION TABLE TOTAL FOR PEO	AVERAGE REPORTED VALUE OF EQUITY AWARDS(a)	AVERAGE EQUITY AWARD ADJUSTMENTS(b)	COMPENSATION ACTUALLY PAID TO PEO
2023	$2,873,977	$—	$—	$2,873,977
2022	$3,599,838	$—	$(4,486,417)	$(886,579)

(a)	The grant date fair value of equity awards represents the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.
(b)
Mr. Reed did not receive equity awards during 2023 or 2022. The average equity award adjustment of $(4,486,417) made in 2022 relates to the change in the fair value (from prior year-end
to vesting date) of all Stock Awards granted in any prior fiscal year that vested.

(3)
The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s named executive officers as a group (excluding Mr. Reed) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the named executive officers (excluding Mr. Reed) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2023, Lisa Chi and Venkat Nachiappan; and (ii) for 2022, Dawn Phillipson and Kathy Veltri.

(4)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the named executive officers as a group (excluding Mr. Reed), as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the named executive officers as a group (excluding Mr. Reed) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to average total compensation for the named executive officers as a group (excluding Mr. Reed) for each year to determine the compensation actually paid, using the same methodology described above:

FISCAL YEAR	AVERAGE REPORTED SUMMARY COMPENSATION TABLE TOTAL FOR NON-PEO NEOs	AVERAGE REPORTED VALUE OF EQUITY AWARDS(a)	AVERAGE EQUITY AWARD ADJUSTMENTS(b)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NEOs
2023	$2,079,534	$1,462,535	$748,693	$2,828,227
2022	$1,261,987	$287,500	$(998,746)	$263,241

(a)	The grant date fair value of equity awards represents the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.
(b)	Description of average equity award adjustments:

	2023	2022
Deduction of the grant date fair value of awards reported in the “Stock Awards” column of the Summary Compensation Table (Stock Awards) for the covered year	$(1,462,535)	$(287,500)
Addition of the year-end fair value of all Stock Awards granted during the covered fiscal year that are outstanding and unvested	2,076,932	487,500
Change in the year-end fair value (from prior year-end) of all Stock Awards granted in any prior fiscal year that are outstanding and unvested	136,444	(608,698)
Change in the fair value (from prior year-end to vesting date) of all Stock Awards granted in any prior fiscal year that vested	(2,148)	(590,048)

Total adjustments	$748,693	$(998,746)

(5)
Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

(6)	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.

Named Executive Officers, Footnote	The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s named executive officers as a group (excluding Mr. Reed) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the named executive officers (excluding Mr. Reed) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2023, Lisa Chi and Venkat Nachiappan; and (ii) for 2022, Dawn Phillipson and Kathy Veltri.
PEO Total Compensation Amount	$ 2,873,977	$ 3,599,838
PEO Actually Paid Compensation Amount	$ 2,873,977	(886,579)
Adjustment To PEO Compensation, Footnote
(1)
The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Reed (our Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation—Summary Compensation Table.”

(2)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Reed, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Reed during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to Mr. Reed’s total compensation for each year to determine the compensation actually paid:

FISCAL YEAR	REPORTED SUMMARY COMPENSATION TABLE TOTAL FOR PEO	AVERAGE REPORTED VALUE OF EQUITY AWARDS(a)	AVERAGE EQUITY AWARD ADJUSTMENTS(b)	COMPENSATION ACTUALLY PAID TO PEO
2023	$2,873,977	$—	$—	$2,873,977
2022	$3,599,838	$—	$(4,486,417)	$(886,579)

(a)	The grant date fair value of equity awards represents the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.
(b)
Mr. Reed did not receive equity awards during 2023 or 2022. The average equity award adjustment of $(4,486,417) made in 2022 relates to the change in the fair value (from prior year-end
to vesting date) of all Stock Awards granted in any prior fiscal year that vested.

Non-PEO NEO Average Total Compensation Amount	$ 2,079,534	1,261,987
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,828,227	263,241
Adjustment to Non-PEO NEO Compensation Footnote
(3)
The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s named executive officers as a group (excluding Mr. Reed) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the named executive officers (excluding Mr. Reed) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2023, Lisa Chi and Venkat Nachiappan; and (ii) for 2022, Dawn Phillipson and Kathy Veltri.

(4)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the named executive officers as a group (excluding Mr. Reed), as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the named executive officers as a group (excluding Mr. Reed) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to average total compensation for the named executive officers as a group (excluding Mr. Reed) for each year to determine the compensation actually paid, using the same methodology described above:

FISCAL YEAR	AVERAGE REPORTED SUMMARY COMPENSATION TABLE TOTAL FOR NON-PEO NEOs	AVERAGE REPORTED VALUE OF EQUITY AWARDS(a)	AVERAGE EQUITY AWARD ADJUSTMENTS(b)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NEOs
2023	$2,079,534	$1,462,535	$748,693	$2,828,227
2022	$1,261,987	$287,500	$(998,746)	$263,241

(a)	The grant date fair value of equity awards represents the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.
(b)	Description of average equity award adjustments:

	2023	2022
Deduction of the grant date fair value of awards reported in the “Stock Awards” column of the Summary Compensation Table (Stock Awards) for the covered year	$(1,462,535)	$(287,500)
Addition of the year-end fair value of all Stock Awards granted during the covered fiscal year that are outstanding and unvested	2,076,932	487,500
Change in the year-end fair value (from prior year-end) of all Stock Awards granted in any prior fiscal year that are outstanding and unvested	136,444	(608,698)
Change in the fair value (from prior year-end to vesting date) of all Stock Awards granted in any prior fiscal year that vested	(2,148)	(590,048)

Total adjustments	$748,693	$(998,746)

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 92.58	76.17
Net Income (Loss)	$ 125,000,000	137,000,000
PEO Name	Mr. Reed
PEO | Average Reported Value Of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	0
PEO | Average Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(4,486,417)
Non-PEO NEO | Average Reported Value Of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,462,535	287,500
Non-PEO NEO | Average Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	748,693	(998,746)
Non-PEO NEO | Deduction Of The Grant Date Fair Value Of Awards Reported In The Stock Awards Column Of The Summary Compensation Table (Stock Awards) For The Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,462,535)	(287,500)
Non-PEO NEO | Addition Of The YearEnd Fair Value Of All Stock Awards Granted During The Covered Fiscal Year That Are Outstanding And Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,076,932	487,500
Non-PEO NEO | Change In The Year End Fair Value (From Prior Year End) Of All Stock Awards Granted In Any Prior Fiscal Year That Are Outstanding And Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	136,444	(608,698)
Non-PEO NEO | Change In The Fair Value (From Prior Year End To Vesting Date) Of All Stock Awards Granted In Any Prior Fiscal Year That Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,148)	(590,048)
Non-PEO NEO | Total Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 748,693	$ (998,746)